Private Placement Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Private Placement Warrants [Abstract]
Private Placement Warrants

Note 4 — Private Placement Warrants

On October 8, 2021, simultaneously with the consummation of the IPO, the Company consummated the issuance and sale (“Private Placement”) of 885,000 Units (the “Private Placement Units”) in a private placement transaction at a price of $10.00 per Private Placement Unit, generating gross proceeds of $8,850,000. The Private Placement Units were purchased by Cantor (155,000 Units), CCM (30,004 Units) and the Sponsor (699,996 Units). Each whole Private Placement Unit consists of one Private Placement Share and one-half of a redeemable warrant (“Private Placement Warrant”). Each whole Private Placement Warrant will be exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment. A portion of the proceeds from the Private Placement Units was added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Units and all underlying securities will be worthless.

NOTE 4. PRIVATE PLACEMENT

On October 8, 2021, simultaneously with the consummation of the IPO, the Company consummated the issuance and sale (“Private Placement”) of 885,000 Units (the “Private Placement Units”) in a private placement transaction at a price of $10.00 per Private Placement Unit, generating gross proceeds of $8,850,000. The Private Placement Units were purchased by Cantor (155,000 Units), CCM (30,004 Units) and the Sponsor (699,996 Units). Each whole Private Placement Unit consists of one Private Placement Share and one-half of a redeemable warrant (“Private Placement Warrant”). Each whole Private Placement Warrant will be exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment. A portion of the proceeds from the Private Placement Units was added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Units and all underlying securities will be worthless.